Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Derivative warrant liabilities	$ 229,000	$ 1,600,000	$ 1,700,000	$ 11,000,000